UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1650, Class K, 6.50%, 1/15/24	$3	$ 3,493
Series 1817, Class Z, 6.50%, 2/15/26	4	4,142
Series 1927, Class ZA, 6.50%, 1/15/27	25	24,370
Series 2344, Class ZD, 6.50%, 8/15/31	150	149,983
Series 2458, Class ZB, 7.00%, 6/15/32	324	328,371
Interest Only:(1) Series 4791, Class JI, 4.00%, 5/15/48	4,024	844,753
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.435%, (30-day average SOFR + 6.114%), 8/25/50(2)(3)	3,671	4,089,292
Series 2020-HQA4, Class B1, 10.685%, (30-day average SOFR + 5.364%), 9/25/50(2)(3)	1,854	2,008,076
Series 2022-HQA1, Class M1B, 8.821%, (30-day average SOFR + 3.50%), 3/25/42(2)(3)	1,479	1,527,024
Series 2022-HQA1, Class M2, 10.571%, (30-day average SOFR + 5.25%), 3/25/42(2)(3)	2,957	3,120,484
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	2	2,375
Series 1994-42, Class ZQ, 7.00%, 4/25/24	21	21,287
Series 1994-79, Class Z, 7.00%, 4/25/24	3	2,549
Series 1994-89, Class ZQ, 8.00%, 7/25/24	11	11,180
Series 1996-35, Class Z, 7.00%, 7/25/26	7	6,819
Series 1998-16, Class H, 7.00%, 4/18/28	61	61,733
Series 1998-44, Class ZA, 6.50%, 7/20/28	95	95,082
Series 1999-25, Class Z, 6.00%, 6/25/29	100	99,029
Series 2000-2, Class ZE, 7.50%, 2/25/30	20	20,799
Series 2000-49, Class A, 8.00%, 3/18/27	32	32,775
Series 2001-31, Class ZA, 6.00%, 7/25/31	787	777,568
Series 2001-74, Class QE, 6.00%, 12/25/31	240	240,767
Series 2009-48, Class WA, 5.794%, 7/25/39(4)	1,145	1,140,461
Series 2011-38, Class SA, 0.00%, (13.157% - 30-day average SOFR x 3, Floor 0.00%), 5/25/41(5)	648	396,333
Series 2023-54, Class C, 6.50%, 11/25/53	2,610	2,558,604
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	5,111	945,850
Series 2018-21, Class IO, 3.00%, 4/25/48	4,528	805,082
Series 2018-58, Class BI, 4.00%, 8/25/48	700	140,780
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	2,610	2,605,702
Sereis 2023-151, Class GL, 6.50%, 10/20/53	1,890	1,886,530
Series 2023-155, Class CH, 6.50%, 10/20/53	7,140	7,119,529
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.289%, (1 mo. SOFR + 3.85%), 2/25/25(2)(3)	9,000	9,000,381
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2018-GT2, Class A, 8.089%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	$8,064	$ 8,063,082
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(2)(4)	22,480	17,541,715
Total Collateralized Mortgage Obligations (identified cost $83,143,549)		$ 65,676,000

Common Stocks — 2.8%
Security	Shares	Value
Belgium — 0.0%(6)
Cenergy Holdings S.A.	19,171	$ 128,952
		$ 128,952
Bulgaria — 0.3%
Eurohold Bulgaria AD(7)	5,302,921	$ 4,876,582
		$ 4,876,582
Cyprus — 0.4%
Bank of Cyprus Holdings PLC	2,032,276	$ 6,266,037
Galaxy Cosmos Mezz PLC(7)	23,855	12,878
Optima bank S.A.(7)	68,150	511,978
Sunrisemezz PLC(7)	134,028	36,970
		$ 6,827,863
Georgia — 0.1%
Bank of Georgia Group PLC	19,303	$ 781,525
Georgia Capital PLC(7)	68,200	764,570
TBC Bank Group PLC	22,924	749,179
		$ 2,295,274
Greece — 1.0%
Alpha Services and Holdings S.A.(7)	740,700	$ 1,108,778
Eurobank Ergasias Services and Holdings S.A.(7)	1,206,500	1,972,053
Hellenic Telecommunications Organization S.A.	127,496	1,787,033
Ideal Holdings S.A.(7)	6,439	39,662
JUMBO S.A.	79,363	2,088,085
Motor Oil (Hellas) Corinth Refineries S.A.	41,500	988,430
Mytilineos S.A.	56,975	2,110,605
National Bank of Greece S.A.(7)	251,300	1,439,283
OPAP S.A.	92,863	1,572,940
Piraeus Financial Holdings S.A.(7)	1,035,900	3,070,557

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
Public Power Corp. S.A.(7)	65,900	$ 672,645
Titan Cement International S.A.	3,416	63,976
		$ 16,914,047
Iceland — 0.2%
Arion Banki HF(2)	1,015,472	$ 934,018
Eik Fasteignafelag HF(7)	3,253,209	266,568
Eimskipafelag Islands HF	220,734	744,248
Hagar HF	921,987	451,359
Islandsbanki HF	668,258	494,113
Reginn HF(7)	1,291,872	207,661
Reitir Fasteignafelag HF	875,641	483,667
Siminn HF	1,879,514	118,694
		$ 3,700,328
Indonesia — 0.2%
Bank Central Asia Tbk PT	2,370,000	$ 1,305,682
Bank Mandiri Persero Tbk PT	2,570,000	918,138
Bank Negara Indonesia Persero Tbk PT	540,000	162,965
Bank Rakyat Indonesia Persero Tbk PT	3,500,000	1,094,393
		$ 3,481,178
Poland — 0.2%
Alior Bank S.A.(7)	4,493	$ 70,732
Allegro.eu S.A.(2)(7)	25,328	181,685
Asseco Poland S.A.	2,879	52,714
Bank Millennium S.A.(7)	31,797	55,326
Bank Polska Kasa Opieki S.A.	9,589	291,383
Budimex S.A.	671	75,114
CCC S.A.(7)	2,124	20,103
CD Projekt S.A.	3,509	87,608
Cyfrowy Polsat S.A.(7)	13,477	42,021
Dino Polska S.A.(2)(7)	2,655	251,575
Enea S.A.(7)	14,841	25,725
Eurocash S.A.	4,498	14,964
Grupa Azoty S.A.(7)	2,748	14,378
Grupa Kety S.A.	524	88,390
Jastrzebska Spolka Weglowa S.A.(7)	2,720	32,312
KGHM Polska Miedz S.A.	7,219	192,641
KRUK S.A.	921	101,885
LPP S.A.	60	193,288
mBank S.A.(7)	790	97,662
Orange Polska S.A.	33,830	62,751
ORLEN S.A.	29,591	467,950
PGE S.A.(7)	48,920	84,960
Powszechna Kasa Oszczednosci Bank Polski S.A.(7)	45,365	469,925
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen S.A.	32,554	$ 368,377
Santander Bank Polska S.A.(7)	1,888	205,050
Tauron Polska Energia S.A.(7)	56,565	49,747
Text S.A.	908	24,463
Warsaw Stock Exchange	1,386	12,872
XTB S.A.(2)	2,593	20,159
		$ 3,655,760
Spain — 0.0%(6)
AmRest Holdings SE(7)	3,936	$ 24,965
		$ 24,965
United Kingdom — 0.0%(6)
Pepco Group N.V.(7)(8)	9,358	$ 37,929
Tesnik Cuatro, Ltd.(9)	409,000	572,723
		$ 610,652
Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC(7)	99,972	$ 353,542
Binh Minh Plastics JSC	14,820	47,414
Coteccons Construction JSC(7)	48,000	99,367
FPT Corp.	662,286	2,315,811
Hoa Phat Group JSC(7)	475,478	446,175
KIDO Group Corp.	10,295	26,618
Military Commercial Joint Stock Bank	914,921	681,401
Mobile World Investment Corp.	1,082,498	1,665,844
Phu Nhuan Jewelry JSC	348,840	1,023,999
Refrigeration Electrical Engineering Corp.	287,788	659,297
Vietnam Dairy Products JSC	90,281	250,044
Vingroup JSC(7)	78,738	129,869
		$ 7,699,381
Total Common Stocks (identified cost $43,842,498)		$ 50,214,982

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)		Value
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(8)	USD	2,970	$ 2,647,072
Total Convertible Bonds (identified cost $2,970,000)			$ 2,647,072

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Foreign Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.0%(6)
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(8)	USD	953	$ 941,087
			$ 941,087
Brazil — 0.1%
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	903	$ 639,216
10.00%, 2/10/27(8)	USD	1,989	1,407,974
			$ 2,047,190
China — 0.1%
KWG Group Holdings, Ltd., 7.875%, 8/30/24(10)	USD	1,571	$ 122,931
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(8)(10)	USD	5,100	127,500
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(8)(10)	USD	2,000	290,000
8.35%, 4/19/23(8)(10)	USD	3,270	468,428
Times China Holdings, Ltd.:
5.55%, 6/4/24(8)(10)	USD	3,999	138,365
6.75%, 7/16/23(8)(10)	USD	2,966	74,150
			$ 1,221,374
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(11)	EUR	1,243	$ 1,326,917
			$ 1,326,917
Iceland — 0.6%
Arion Banki HF, 6.00%, 4/12/24(8)	ISK	1,000,000	$ 7,073,171
Landsbankinn HF, 5.00%, 11/23/23(8)	ISK	560,000	3,983,070
WOW Air HF:
0.00% (9)(10)(12)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(10)(12)	EUR	3,600	0
			$ 11,056,241
India — 0.8%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(8)	USD	15,006	$ 11,913,256
JSW Steel, Ltd., 5.05%, 4/5/32(8)	USD	1,466	1,131,308
Reliance Communications, Ltd., 6.50%, 11/6/20(8)(10)	USD	1,800	40,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(8)	USD	1,481	1,319,954
			$ 14,405,018
Security	Principal Amount (000's omitted)		Value
Mexico — 0.1%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(8)(10)	USD	3,667	$ 68,760
10.00%, 12/19/22(8)(10)	USD	1,741	26,117
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)	USD	1,124	1,011,600
			$ 1,106,477
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	2,301	$ 1,584,814
			$ 1,584,814
Nigeria — 0.0%(6)
IHS Netherlands Holdco BV, 8.00%, 9/18/27(8)	USD	354	$ 289,760
SEPLAT Energy PLC, 7.75%, 4/1/26(8)	USD	439	371,745
			$ 661,505
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(8)	USD	1,120	$ 1,028,754
			$ 1,028,754
South Africa — 0.0%(6)
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(8)	USD	562	$ 480,189
			$ 480,189
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(8)	USD	4,373	$ 3,839,532
			$ 3,839,532
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,313,204
			$ 1,313,204
Total Foreign Corporate Bonds (identified cost $63,382,847)			$ 41,012,302

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Loan Participation Notes — 1.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(9)(13)	UZS	151,973,440	$ 12,143,756
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(8)(9)(13)	UZS	125,249,130	9,544,508
Total Loan Participation Notes (identified cost $24,959,768)			$ 21,688,264

Reinsurance Side Cars — 0.9%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(2)(9)(14)(15)	255,989	$ 116,731
Series 2022A, 0.00%, 3/20/26(2)(9)(14)(15)	193,872	143,523
Series 2022B, 0.00%, 3/20/26(2)(9)(14)(15)	415,091	313,394
Series 2023B, 0.00%, 3/19/27(2)(9)(14)(15)	2,800,000	3,215,800
Mt. Logan Re, Ltd., Series A-1(7)(9)(15)(16)	4,400	5,206,235
Sussex Capital, Ltd.:
Designated Investment Series 16, 12/21(7)(9)(15)(16)	817	15,233
Designated Investment Series 16, 11/22(7)(9)(15)(16)	793	439,382
Series 16, Preference Shares(9)(15)(16)	5,500	6,031,506
Total Reinsurance Side Cars (identified cost $13,564,952)		$ 15,481,804

Senior Floating-Rate Loans — 0.9%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(6)
Desa, LLC, Term Loan, 2.50%, 6/30/24(9)(18)	$788	$ 278,045
		$ 278,045
Mexico — 0.9%
Petroleos Mexicanos, Term Loan, 8.447%, (SOFR + 3.00%), 6/28/24	$15,931	$ 15,652,203
		$ 15,652,203
Total Senior Floating-Rate Loans (identified cost $16,522,231)		$ 15,930,248

Sovereign Government Bonds — 38.7%
Security	Principal Amount (000's omitted)		Value
Albania — 1.1%
Albania Government International Bond:
3.50%, 10/9/25(8)	EUR	2,157	$ 2,188,119
3.50%, 6/16/27(8)	EUR	209	206,634
5.90%, 6/9/28(8)	EUR	16,495	16,901,210
			$ 19,295,963
Argentina — 0.5%
Republic of Argentina:
0.75% to 7/9/27, 7/9/30(19)	USD	4,552	$ 1,275,059
1.00%, 7/9/29	USD	1,102	298,852
3.50% to 7/9/29, 7/9/41(19)	USD	9,543	2,524,842
3.625% to 7/9/24, 7/9/35(19)	USD	10,421	2,601,153
4.255% to 7/9/24, 1/9/38(19)	USD	6,269	1,908,755
			$ 8,608,661
Armenia — 1.1%
Republic of Armenia Treasury Bond:
9.00%, 4/29/26	AMD	169,160	$ 409,003
9.25%, 4/29/28	AMD	2,178,230	5,188,837
9.60%, 10/29/33	AMD	4,493,125	10,679,715
9.75%, 10/29/50	AMD	571,827	1,364,103
9.75%, 10/29/52	AMD	621,020	1,479,102
			$ 19,120,760
Barbados — 0.7%
Government of Barbados, 6.50%, 10/1/29(8)	USD	13,422	$ 12,649,952
			$ 12,649,952
Benin — 1.0%
Benin Government International Bond:
4.875%, 1/19/32(8)	EUR	8,006	$ 6,355,651
4.95%, 1/22/35(8)	EUR	3,809	2,742,823
6.875%, 1/19/52(8)	EUR	13,654	9,497,367
			$ 18,595,841
Cyprus — 0.5%
Cyprus Government International Bond:
2.75%, 2/26/34(8)	EUR	812	$ 753,195
4.125%, 4/13/33(8)	EUR	7,242	7,731,351
			$ 8,484,546

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic — 2.4%
Dominican Republic:
8.00%, 1/15/27(8)	DOP	96,000	$ 1,570,419
8.00%, 2/12/27(8)	DOP	490,340	8,108,153
11.25%, 9/15/35(2)	DOP	106,250	1,856,850
12.00%, 8/8/25(2)	DOP	332,200	5,912,628
12.75%, 9/23/29(2)	DOP	368,500	7,187,520
13.00%, 6/10/34(8)	DOP	232,600	4,752,252
13.625%, 2/3/33(2)	DOP	206,150	4,134,557
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	31,580	504,933
12.00%, 10/3/25(2)	DOP	138,420	2,466,310
13.00%, 12/5/25(2)	DOP	216,700	3,939,317
13.00%, 1/30/26(2)	DOP	161,230	2,933,682
			$ 43,366,621
Ecuador — 0.0%(6)
Republic of Ecuador, 2.50% to 1/31/24, 7/31/40(8)(19)	USD	2,839	$ 702,574
			$ 702,574
El Salvador — 0.4%
Republic of El Salvador:
5.875%, 1/30/25(8)	USD	554	$ 510,382
6.375%, 1/18/27(8)	USD	623	512,496
7.625%, 2/1/41(8)	USD	2,863	1,927,230
7.65%, 6/15/35(8)	USD	196	138,152
8.25%, 4/10/32(8)	USD	4,537	3,582,924
			$ 6,671,184
Ethiopia — 0.5%
Ethiopia Government International Bond, 6.625%, 12/11/24(8)	USD	14,706	$ 9,335,178
			$ 9,335,178
Ghana — 0.6%
Ghana Government International Bond:
6.375%, 2/11/27(8)(10)	USD	1,906	$ 817,979
7.625%, 5/16/29(8)(10)	USD	1,830	784,212
7.75%, 4/7/29(8)(10)	USD	3,667	1,577,140
7.875%, 3/26/27(8)(10)	USD	718	310,460
7.875%, 2/11/35(8)(10)	USD	837	363,049
8.125%, 3/26/32(8)(10)	USD	4,287	1,818,074
8.625%, 4/7/34(8)(10)	USD	2,842	1,216,887
8.627%, 6/16/49(8)(10)	USD	2,781	1,164,752
8.75%, 3/11/61(8)(10)	USD	3,256	1,363,482
Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bond: (continued)
8.875%, 5/7/42(8)(10)	USD	1,305	$ 546,932
8.95%, 3/26/51(8)(10)	USD	252	105,723
			$ 10,068,690
Greece — 0.0%(6)
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	85,770	$ 285,401
			$ 285,401
Honduras — 0.4%
Honduras Government International Bond, 7.50%, 3/15/24(8)	USD	7,500	$ 7,475,250
			$ 7,475,250
Hungary — 0.5%
Hungary Government Bond:
3.00%, 4/25/41	HUF	1,964,450	$ 3,093,827
4.00%, 4/28/51	HUF	1,143,090	1,891,183
4.75%, 11/24/32	HUF	1,945,960	4,442,165
			$ 9,427,175
Iceland — 1.6%
Republic of Iceland:
2.50%, 4/15/24	ISK	168,247	$ 1,169,099
6.50%, 1/24/31	ISK	1,418,285	9,597,844
8.00%, 6/12/25	ISK	2,433,368	17,363,930
			$ 28,130,873
India — 3.7%
Export-Import Bank of India:
3.25%, 1/15/30(8)	USD	10,500	$ 8,881,216
5.50%, 1/18/33(2)	USD	4,490	4,237,271
India Government Bond:
7.10%, 4/18/29	INR	3,328,920	39,482,826
7.26%, 2/6/33	INR	1,102,690	13,155,398
			$ 65,756,711
Indonesia — 2.0%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	550,220,000	$ 33,377,935
7.125%, 6/15/42	IDR	26,112,000	1,632,522
7.125%, 6/15/43	IDR	14,081,000	884,071

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Government Bond: (continued)
7.375%, 5/15/48	IDR	9,373,000	$ 601,412
			$ 36,495,940
Ivory Coast — 0.9%
Ivory Coast Government International Bond:
6.625%, 3/22/48(8)	EUR	15,634	$ 11,145,401
6.875%, 10/17/40(8)	EUR	7,068	5,435,844
			$ 16,581,245
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(8)(10)	USD	337	$ 21,680
6.10%, 10/4/22(8)(10)	USD	5,758	358,798
6.15%, 6/19/20(10)	USD	448	28,821
6.375%, 3/9/20(10)	USD	5,742	369,394
6.40%, 5/26/23(10)	USD	7,625	476,563
6.65%, 11/3/28(8)(10)	USD	2,498	164,241
6.85%, 5/25/29(10)	USD	5,335	342,166
7.00%, 12/3/24(10)	USD	3,446	226,988
8.20%, 5/17/33(10)	USD	1,595	103,635
8.25%, 5/17/34(10)	USD	1,326	88,444
			$ 2,180,730
Mexico — 1.0%
Mexican Bonos:
7.75%, 11/13/42	MXN	217,290	$ 9,629,747
8.00%, 7/31/53	MXN	200,000	8,924,289
			$ 18,554,036
Nigeria — 0.8%
Republic of Nigeria:
7.375%, 9/28/33(8)	USD	2,384	$ 1,799,824
7.625%, 11/28/47(8)	USD	1,220	826,832
7.696%, 2/23/38(8)	USD	7,869	5,631,017
8.25%, 9/28/51(8)	USD	9,301	6,571,566
			$ 14,829,239
North Macedonia — 1.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(8)	EUR	10,491	$ 9,050,684
2.75%, 1/18/25(8)	EUR	2,570	2,613,020
3.675%, 6/3/26(8)	EUR	4,477	4,456,062
Security	Principal Amount (000's omitted)		Value
North Macedonia (continued)
North Macedonia Government International Bond: (continued)
6.96%, 3/13/27(8)	EUR	9,573	$ 10,277,951
			$ 26,397,717
Panama — 0.0%(6)
Panama Bonos del Tesoro, 6.375%, 7/25/33(2)(8)	USD	581	$ 531,202
			$ 531,202
Peru — 3.0%
Peru Government Bond:
5.94%, 2/12/29	PEN	139,340	$ 34,779,642
6.15%, 8/12/32	PEN	31,156	7,419,155
6.35%, 8/12/28	PEN	10,491	2,693,663
6.95%, 8/12/31	PEN	3,691	937,086
7.30%, 8/12/33(2)(8)	PEN	28,573	7,292,726
			$ 53,122,272
Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$ 17,136,349
			$ 17,136,349
Romania — 1.8%
Romania Government International Bond:
1.75%, 7/13/30(8)	EUR	858	$ 693,180
2.124%, 7/16/31(8)	EUR	678	533,675
2.125%, 3/7/28(8)	EUR	4,146	3,818,497
2.625%, 12/2/40(8)	EUR	894	559,430
2.75%, 4/14/41(8)	EUR	1,699	1,065,123
3.375%, 1/28/50(8)	EUR	5,202	3,267,388
4.625%, 4/3/49(8)	EUR	6,270	4,922,145
5.00%, 9/27/26(8)	EUR	8,524	9,080,353
6.625%, 9/27/29(8)	EUR	8,340	9,098,947
			$ 33,038,738
Serbia — 2.7%
Republic of Serbia:
1.00%, 9/23/28(8)	EUR	9,388	$ 7,830,038
1.50%, 6/26/29(8)	EUR	10,232	8,404,381
1.65%, 3/3/33(8)	EUR	368	258,880
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,539,040	12,243,040
5.875%, 2/8/28	RSD	2,181,570	20,158,570
			$ 48,894,909

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
South Africa — 1.8%
Republic of South Africa:
8.00%, 1/31/30	ZAR	295,900	$ 13,974,974
8.25%, 3/31/32	ZAR	269,204	11,879,625
10.50%, 12/21/26	ZAR	99,181	5,489,472
			$ 31,344,071
South Korea — 1.3%
Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$ 22,838,963
			$ 22,838,963
Sri Lanka — 1.1%
Sri Lanka Government International Bond:
5.75%, 4/18/23(8)(10)	USD	7,202	$ 3,780,382
6.20%, 5/11/27(8)(10)	USD	5,303	2,669,795
6.35%, 6/28/24(8)(10)	USD	3,160	1,648,108
6.825%, 7/18/26(8)(10)	USD	13,209	6,884,438
6.85%, 3/14/24(8)(10)	USD	2,910	1,516,484
6.85%, 11/3/25(8)(10)	USD	5,492	2,869,330
			$ 19,368,537
Suriname — 2.1%
Republic of Suriname, 9.25%, 10/26/26(8)(10)	USD	40,913	$ 37,333,113
			$ 37,333,113
Ukraine — 0.3%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	51,923	$ 1,357,689
11.67%, 11/22/23	UAH	36,423	850,869
15.84%, 2/26/25	UAH	169,589	3,669,101
			$ 5,877,659
Uruguay — 1.5%
Uruguay Government Bond:
3.875%, 7/2/40(20)	UYU	436,482	$ 11,082,702
9.75%, 7/20/33	UYU	539,428	13,452,226
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	88,660	2,082,007
			$ 26,616,935
Uzbekistan — 0.5%
Republic of Uzbekistan:
14.00%, 7/19/24(8)	UZS	2,500,000	$ 204,150
16.25%, 10/12/26(8)	UZS	112,430,000	9,235,325
			$ 9,439,475
Security	Principal Amount (000's omitted)		Value
Zambia — 0.3%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	115,980	$ 4,593,845
11.00%, 6/28/26	ZMW	3,150	118,630
12.00%, 6/28/28	ZMW	10,500	340,682
12.00%, 8/30/28	ZMW	1,000	31,990
12.00%, 11/29/28	ZMW	3,500	109,844
13.00%, 1/25/31	ZMW	5,245	147,741
			$ 5,342,732
Total Sovereign Government Bonds (identified cost $739,008,328)			$693,899,242

Sovereign Loans — 3.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.638%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	2,399	$ 2,736,253
			$ 2,736,253
Kenya — 0.2%
Government of Kenya, Term Loan, 12.203%, (6 mo. SOFR + 6.45%), 6/29/25(3)	USD	3,072	$ 3,137,765
			$ 3,137,765
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 11.67%, (3 mo. USD LIBOR + 6.00%), 12/11/23(3)(21)	USD	1,910	$ 1,911,371
			$ 1,911,371
Tanzania — 2.8%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(3)	USD	51,843	$ 50,605,526
			$ 50,605,526
Total Sovereign Loans (identified cost $59,631,070)			$ 58,390,915

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

U.S. Government Agency Mortgage-Backed Securities — 1.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.196%, (COF + 1.254%), with maturity at 2035(22)	$238	$ 233,185
4.243%, (COF + 1.254%), with maturity at 2029(22)	5	4,947
4.50%, with maturity at 2035	103	97,816
4.616%, (COF + 1.251%), with maturity at 2030(22)	101	99,697
5.685%, (1 yr. CMT + 2.318%), with maturity at 2036(22)	481	481,827
6.00%, with various maturities to 2035	2,512	2,521,683
6.50%, with various maturities to 2032	2,674	2,724,610
6.60%, with maturity at 2030	279	280,912
7.00%, with various maturities to 2036	3,184	3,254,197
7.50%, with various maturities to 2035	1,082	1,110,425
8.00%, with various maturities to 2030	184	183,753
8.50%, with maturity at 2025	1	1,401
9.00%, with various maturities to 2027	6	6,466
9.50%, with maturity at 2027	4	3,965
Federal National Mortgage Association:
4.111%, (COF + 1.296%), with maturity at 2024(22)	9	8,826
4.114%, (COF + 1.299%), with maturity at 2033(22)	332	321,311
4.186%, (COF + 1.254%), with maturity at 2035(22)	187	184,942
4.223%, (COF + 1.254%), with maturity at 2034(22)	82	79,056
4.29%, (COF + 1.40%), with maturity at 2025(22)	43	42,442
4.319%, (COF + 1.35%), with maturity at 2027(22)	20	19,838
4.32%, (1 yr. CMT + 2.15%), with maturity at 2028(22)	47	47,031
4.49%, (COF + 1.60%), with maturity at 2024(22)	16	15,480
5.05%, (COF + 1.791%), with maturity at 2035(22)	728	710,490
6.00%, with various maturities to 2035	8,391	8,426,503
6.334%, (COF + 2.004%), with maturity at 2032(22)	157	159,908
6.50%, with various maturities to 2038	2,850	2,884,280
7.00%, with various maturities to 2035	4,928	5,044,744
7.50%, with various maturities to 2027	2	2,459
7.725%, (1 yr. CMT + 2.225%), with maturity at 2025(22)	0 (23)	395
8.00%, with maturity at 2026	0 (23)	116
8.50%, with various maturities to 2037	624	651,502
9.00%, with various maturities to 2032	38	38,784
9.50%, with various maturities to 2031	4	4,047
11.50%, with maturity at 2031	61	65,820
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, (1 yr. CMT + 1.50%), with maturity at 2024(22)	$16	$ 15,463
6.50%, with various maturities to 2032	125	126,154
7.00%, with various maturities to 2031	196	200,350
7.50%, with maturity at 2028	16	15,867
9.00%, with maturity at 2025	1	547
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $33,182,029)		$ 30,071,239

U.S. Government Guaranteed Small Business Administration Loans(24)(25)— 0.5%
Security	Principal Amount (000's omitted)	Value
1.66%, 8/15/42 to 4/15/43	$6,684	$ 288,522
1.91%, 9/15/42 to 2/15/43	6,506	322,985
1.93%, 5/15/42	1,183	59,396
2.16%, 2/15/42 to 4/15/43	8,592	493,101
2.24%, 3/19/36 to 8/25/42(26)	7,339	507,998
2.33%, 10/29/39 to 8/17/42(26)	18,098	958,844
2.36%, 9/15/42	1,844	115,927
2.39%, 7/15/39	911	49,041
2.41%, 7/15/42 to 4/15/43	15,551	1,023,243
2.46%, 1/15/43	1,404	110,729
2.66%, 4/15/43	4,280	317,724
2.71%, 8/15/27 to 9/15/42	2,433	161,730
2.91%, 10/15/42 to 4/15/43	8,497	704,249
2.93%, 4/15/42	886	77,796
2.96%, 7/15/27 to 12/15/42	4,636	314,906
3.16%, 9/15/42 to 4/15/43	4,037	401,819
3.21%, 6/15/27 to 3/15/43	3,494	266,458
3.41%, 3/15/43 to 4/15/43	5,494	499,670
3.46%, 3/15/27 to 9/15/42	3,948	346,378
3.66%, 1/15/43 to 6/15/43	6,014	660,299
3.71%, 3/15/28 to 10/15/42	7,272	586,086
3.78%, 5/15/27 to 6/15/42	913	76,098
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $17,700,922)		$ 8,342,999

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 6.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.625%, 7/15/32(27)	$12,471	$ 10,685,183
U.S. Treasury Inflation-Protected Notes, 1.25%, 4/15/28(27)	108,280	102,403,484
Total U.S. Treasury Obligations (identified cost $116,720,118)		$113,088,667

Warrants — 0.0%(6)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(7)	201,760	$ 76,770
Total Warrants (identified cost $0)		$ 76,770

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(7)(9)	3,698,000	$ 0
Alpha Holding S.A., Escrow Certificates(7)(9)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 36.4%
Affiliated Fund — 15.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(28)	283,898,491	$ 283,898,491
Total Affiliated Fund (identified cost $283,898,491)		$283,898,491

Repurchase Agreements — 4.9%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 1,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $1,000,796(29)	USD	1,098	$ 1,098,450
Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 3,176,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $2,494,719(29)	USD	2,326	$ 2,325,785
Dated 7/27/23 with an interest rate of 4.80%, collateralized by USD 7,674,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,120,071(29)	USD	5,620	5,619,670
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 3,600,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,401,910(29)	USD	2,636	2,636,280
Dated 8/17/23 with an interest rate of 4.00%, collateralized by USD 1,386,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $418,492(29)	USD	411	410,603
Dated 8/21/23 with an interest rate of 3.75%, collateralized by USD 1,925,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $581,239(29)	USD	575	575,094
Dated 8/23/23 with an interest rate of 3.60%, collateralized by USD 2,364,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $713,792(29)	USD	694	694,425
Dated 10/13/23 with an interest rate of 5.00%, collateralized by USD 953,000 Republic of Ecuador, 6.00%, due 7/31/30 and a market value, including accrued interest, of $506,577(29)	USD	481	481,265
Barclays Bank PLC:
Dated 7/27/23 with an interest rate of 4.50%, collateralized by USD 5,500,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $1,660,683(29)	USD	1,660	1,660,486
Dated 8/1/23 with an interest rate of 1.75%, collateralized by USD 755,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $420,032(29)	USD	444	443,726
Dated 8/1/23 with an interest rate of 4.00%, collateralized by USD 2,750,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $830,342(29)	USD	810	809,713
Dated 8/17/23 with an interest rate of 3.75%, collateralized by USD 1,375,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $415,171(29)	USD	428	427,969
Dated 9/8/23 with an interest rate of 4.00%, collateralized by USD 323,000 Republic of Azerbaijan, 5.125%, due 9/1/29 and a market value, including accrued interest, of $299,825(29)	USD	320	319,770
Dated 9/8/23 with an interest rate of 4.95%, collateralized by USD 1,351,000 Republic of Armenia International Bond, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,011,132(29)	USD	1,118	1,117,952

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 9/11/23 with an interest rate of 4.00%, collateralized by USD 270,000 Republic of Azerbaijan, 5.125%, due 9/1/29 and a market value, including accrued interest, of $250,628(29)	USD	266	$ 266,288
Dated 9/12/23 with an interest rate of 4.00%, collateralized by USD 809,000 Republic of Azerbaijan, 5.125%, due 9/1/29 and a market value, including accrued interest, of $750,955(29)	USD	798	797,876
Dated 9/20/23 with an interest rate of 2.50%, collateralized by EUR 2,794,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $2,759,768(29)	EUR	2,731	2,889,815
Dated 9/20/23 with an interest rate of 2.60%, collateralized by EUR 2,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $1,949,077(29)	EUR	1,925	2,036,843
Dated 9/20/23 with an interest rate of 2.75%, collateralized by EUR 1,200,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,124,830(29)	EUR	1,109	1,172,904
Dated 9/20/23 with an interest rate of 3.10%, collateralized by EUR 4,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,749,433(29)	EUR	3,695	3,909,681
Dated 10/11/23 with an interest rate of 0.00%, collateralized by USD 3,059,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $2,214,952(29)	USD	1,858	1,858,342
Dated 10/11/23 with an interest rate of 2.25%, collateralized by USD 1,600,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $890,133(29)	USD	836	836,000
Dated 10/11/23 with an interest rate of 2.50%, collateralized by USD 2,264,000 Pakistan Government International Bond, 6.875%, due 12/5/27 and a market value, including accrued interest, of $1,271,874(29)	USD	1,191	1,191,430
Dated 10/11/23 with an interest rate of 2.75%, collateralized by USD 5,547,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $3,085,981(29)	USD	2,850	2,849,771
Dated 10/11/23 with an interest rate of 5.00%, collateralized by USD 11,401,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $7,606,715(29)	USD	7,824	7,823,936
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 7,125,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,753,780(29)	USD	4,890	4,889,531
Dated 10/11/23 with an interest rate of 5.15%, collateralized by MXN 117,587,117 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $5,704,162(29)	USD	5,747	5,747,059
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/16/23 with an interest rate of 5.15%, collateralized by MXN 152,199,454 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $7,613,904(29)	USD	7,758	$ 7,758,243
JPMorgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 4.95%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,119,018(29)	USD	2,333	2,332,913
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 3,187,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,126,357(29)	USD	2,341	2,340,993
Dated 10/6/23 with an interest rate of 5.00%, collateralized by USD 2,683,000 Republic of Ecuador, 6.00%, due 7/31/30 and a market value, including accrued interest, of $1,411,367(29)	USD	1,373	1,372,802
Dated 10/13/23 with an interest rate of 5.00%, collateralized by USD 1,341,000 Republic of Ecuador, 6.00%, due 7/31/30 and a market value, including accrued interest, of $705,420(29)	USD	686	686,369
Nomura International PLC:
Dated 9/5/23 with an interest rate of 4.85%, collateralized by USD 1,349,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $1,065,188(29)	USD	1,183	1,182,877
Dated 9/6/23 with an interest rate of 4.85%, collateralized by USD 1,889,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $1,491,580(29)	USD	1,655	1,655,387
Dated 9/11/23 with an interest rate of 4.85%, collateralized by USD 1,348,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $1,064,399(29)	USD	1,171	1,170,819
Dated 9/13/23 with an interest rate of 4.85%, collateralized by USD 521,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $411,389(29)	USD	448	448,089
Dated 9/27/23 with an interest rate of 4.75%, collateralized by USD 1,621,000 Republic of Armenia International Bond, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,213,208(29)	USD	1,295	1,295,430
Dated 10/11/23 with an interest rate of 3.25%, collateralized by USD 3,066,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,705,718(29)	USD	1,744	1,743,558
Dated 10/11/23 with an interest rate of 3.40%, collateralized by EUR 1,956,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,833,473(29)	USD	1,912	1,911,585

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/11/23 with an interest rate of 4.90%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,119,018(29)	USD	2,196	$ 2,195,632
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 3,125,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,084,991	USD	2,160	2,160,375
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 3,174,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $2,264,223(29)	USD	2,389	2,388,873
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 3,175,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $2,104,956(29)	USD	2,219	2,219,423
Total Repurchase Agreements (identified cost $87,827,345)			$ 87,754,032

Sovereign Government Securities — 4.8%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%(6)
Albania Treasury Bill, 0.00%, 1/18/24	ALL	11,000	$ 109,696
			$ 109,696
Brazil — 4.5%
Letra do Tesouro Nacional, 0.00%, 1/1/24	BRL	411,800	$ 80,166,670
			$ 80,166,670
Sri Lanka — 0.3%
Sri Lanka Treasury Bills:
0.00%, 11/17/23	LKR	171,000	$ 518,819
0.00%, 11/24/23	LKR	85,000	257,147
0.00%, 12/8/23	LKR	198,000	595,486
0.00%, 1/5/24	LKR	435,000	1,292,432
0.00%, 1/12/24	LKR	758,000	2,245,067
0.00%, 3/15/24	LKR	100,000	288,860
0.00%, 4/19/24	LKR	286,000	816,285
			$ 6,014,096
Total Sovereign Government Securities (identified cost $88,542,457)			$ 86,290,462

U.S. Treasury Obligations — 10.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/30/23(30)	$135,000	$ 134,425,364
0.00%, 12/12/23(30)	30,000	29,819,429
0.00%, 1/9/24	30,000	29,696,544
Total U.S. Treasury Obligations (identified cost $193,937,891)		$193,941,337
Total Short-Term Investments (identified cost $654,206,184)		$651,884,322

Total Purchased Options — 0.0%(6) (identified cost $409,827)	$ 332,156
Total Investments — 98.7% (identified cost $1,869,244,323)	$1,768,736,982
Total Written Options — (0.0)%(6) (premiums received $145,736)	$ (87,249)
Securities Sold Short — (5.1)%
Common Stocks — (0.7)%
Security	Shares	Value
New Zealand — (0.7)%
a2 Milk Co., Ltd. (The)(7)	(219,100)	$ (533,670)
Air New Zealand, Ltd.	(436,600)	(170,397)
Auckland International Airport, Ltd.	(315,857)	(1,351,006)
Chorus, Ltd.	(86,192)	(360,523)
Contact Energy, Ltd.	(204,200)	(927,571)
EBOS Group, Ltd.	(13,100)	(267,426)
Fisher & Paykel Healthcare Corp., Ltd.	(123,800)	(1,501,644)
Fletcher Building, Ltd.	(235,800)	(594,265)
Freightways Group, Ltd.	(17,382)	(75,486)
Goodman Property Trust	(210,200)	(246,194)
Infratil, Ltd.	(200,700)	(1,149,214)
Kiwi Property Group, Ltd.	(236,899)	(107,009)
Mainfreight, Ltd.	(21,500)	(717,631)
Mercury NZ, Ltd.	(156,285)	(537,611)
Meridian Energy, Ltd.	(323,600)	(911,374)
Precinct Properties New Zealand, Ltd.	(369,107)	(238,934)
Ryman Healthcare, Ltd.	(139,400)	(462,154)
SKYCITY Entertainment Group, Ltd.	(133,500)	(145,514)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Shares	Value
New Zealand (continued)
Spark New Zealand, Ltd.	(502,600)	$ (1,459,107)
Summerset Group Holdings, Ltd.	(35,300)	(200,469)
Total Common Stocks (proceeds $14,187,272)		$(11,957,199)
Sovereign Government Bonds — (4.4)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bond, 3.60%, 2/2/31(8)	USD	(2,972)	$ (2,197,889)
			$ (2,197,889)
Azerbaijan — (0.3)%
Republic of Azerbaijan:
3.50%, 9/1/32(8)	USD	(5,107)	$ (4,002,765)
5.125%, 9/1/29(8)	USD	(1,402)	(1,289,433)
			$ (5,292,198)
Colombia — (1.9)%
Republic of Colombia:
5.00%, 6/15/45	USD	(3,175)	$ (2,044,984)
5.20%, 5/15/49	USD	(42,853)	(27,563,882)
5.625%, 2/26/44	USD	(3,174)	(2,231,987)
6.125%, 1/18/41	USD	(3,176)	(2,439,061)
			$(34,279,914)
Ecuador — (0.4)%
Republic of Ecuador:
0.00%, 7/31/30(8)	USD	(15,300)	$ (4,619,719)
6.00% to 7/31/24, 7/31/30(8)(19)	USD	(3,381)	(1,727,265)
			$ (6,346,984)
Mexico — (0.7)%
Mexican Udibonos:
4.00%, 11/15/40(20)	MXN	(152,199)	$ (7,476,953)
4.00%, 11/3/50(20)	MXN	(117,587)	(5,598,355)
			$(13,075,308)
Pakistan — (0.5)%
Pakistan Government International Bond:
6.00%, 4/8/26(8)	USD	(10,968)	$ (6,059,820)
Security	Principal Amount (000's omitted)		Value
Pakistan (continued)
Pakistan Government International Bond: (continued)
6.875%, 12/5/27(8)	USD	(2,264)	$ (1,208,750)
8.25%, 9/30/25(8)	USD	(3,059)	(2,193,220)
			$ (9,461,790)
Poland — (0.5)%
Republic of Poland:
1.00%, 3/7/29(8)	EUR	(7,156)	$ (6,658,156)
2.75%, 5/25/32(8)	EUR	(2,000)	(1,923,567)
			$ (8,581,723)
Total Sovereign Government Bonds (proceeds $82,139,399)			$(79,235,806)
Total Securities Sold Short (proceeds $96,326,671)			$(91,193,005)

Other Assets, Less Liabilities — 6.4%	$ 114,679,723
Net Assets — 100.0%	$1,792,136,451
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $92,669,818 or 5.2% of the Portfolio's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2023.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Non-income producing security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $329,364,193 or 18.4% of the Portfolio's net assets.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Fixed-rate loan.
(19)	Step coupon security. Interest rate represents the rate in effect at October 31, 2023.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(21)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2023.
(23)	Principal amount is less than $500.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.
(26)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2023 of all interest only securities comprising the certificate.
(27)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.30	1/18/24	$121,180
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.30	1/18/24	210,976
Total							$332,156
(1)	Amount is less than 0.05%.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.50	1/18/24	$(31,831)
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.50	1/18/24	(55,418)
Total							$(87,249)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	2,096,089,000	USD	2,246,612	12/20/23	$ 88,787
CLP	1,510,694,000	USD	1,607,549	12/20/23	75,621
CLP	1,395,882,000	USD	1,493,721	12/20/23	61,529
CLP	720,603,707	USD	767,609	12/20/23	35,266
CLP	785,561,000	USD	847,688	12/20/23	27,560
CLP	701,718,000	USD	757,034	12/20/23	24,798
CLP	604,278,000	USD	651,892	12/20/23	21,376
CLP	283,509,280	USD	306,755	12/20/23	9,122
CLP	574,431,000	USD	640,927	12/20/23	(914)
CLP	574,431,000	USD	641,299	12/20/23	(1,286)
CLP	1,148,861,000	USD	1,281,496	12/20/23	(1,470)
CLP	574,431,000	USD	641,643	12/20/23	(1,629)
CLP	574,431,000	USD	641,643	12/20/23	(1,629)
CLP	574,431,000	USD	642,900	12/20/23	(2,886)
COP	3,378,000,000	USD	816,419	12/20/23	(4,436)
COP	29,400,000,000	USD	7,105,603	12/20/23	(38,611)
EUR	507,712	USD	535,795	12/20/23	2,613
EUR	1,941,857	USD	2,079,379	12/20/23	(20,120)
IDR	32,124,378,520	USD	2,043,363	12/20/23	(28,249)
IDR	226,938,081,331	USD	14,432,868	12/20/23	(197,378)
KRW	3,376,000,000	USD	2,546,656	12/20/23	(44,690)
KRW	4,101,340,473	USD	3,095,001	12/20/23	(55,482)
PEN	13,584,000	USD	3,497,695	12/20/23	31,631
PEN	8,000,000	USD	2,061,540	12/20/23	16,979
PEN	5,900,000	USD	1,526,955	12/20/23	5,954
USD	13,477,177	CLP	12,119,350,987	12/20/23	(25,837)
USD	5,021,776	COP	20,778,000,000	12/20/23	27,288
USD	405,939	COP	1,680,980,000	12/20/23	1,875
USD	407,481	COP	1,697,020,000	12/20/23	(438)
USD	46,354,579	EUR	43,288,862	12/20/23	448,531
USD	35,446,421	EUR	33,102,128	12/20/23	342,983
USD	32,461,736	EUR	30,314,839	12/20/23	314,103
USD	25,920,907	EUR	24,206,596	12/20/23	250,813

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	19,838,470	EUR	18,526,428	12/20/23	$ 191,959
USD	16,783,023	EUR	15,673,057	12/20/23	162,394
USD	16,668,830	EUR	15,566,416	12/20/23	161,289
USD	16,331,238	EUR	15,251,151	12/20/23	158,023
USD	11,563,411	EUR	10,798,651	12/20/23	111,889
USD	10,349,071	EUR	9,664,623	12/20/23	100,139
USD	8,459,605	EUR	7,900,119	12/20/23	81,856
USD	8,356,320	EUR	7,803,664	12/20/23	80,856
USD	7,267,390	EUR	6,786,752	12/20/23	70,320
USD	3,801,037	EUR	3,549,651	12/20/23	36,779
USD	3,244,473	EUR	3,029,896	12/20/23	31,394
USD	1,659,771	EUR	1,550,000	12/20/23	16,060
USD	293,655	EUR	274,234	12/20/23	2,841
USD	236,413	EUR	220,778	12/20/23	2,288
USD	1,192,954	EUR	1,130,427	12/20/23	(5,817)
USD	3,127,873	EUR	2,963,929	12/20/23	(15,251)
USD	8,193,609	EUR	7,764,151	12/20/23	(39,952)
USD	34,864,599	IDR	548,200,499,631	12/20/23	476,793
USD	6,844,411	IDR	105,291,000,000	12/20/23	239,663
USD	4,414,128	IDR	67,814,253,839	12/20/23	160,241
USD	3,421,237	IDR	52,646,000,000	12/20/23	118,832
USD	3,420,950	IDR	52,645,000,000	12/20/23	118,607
USD	5,146,347	IDR	80,919,616,677	12/20/23	70,379
USD	346,085	IDR	5,324,000,000	12/20/23	12,118
USD	271,460	IDR	4,176,000,000	12/20/23	9,505
USD	223,155	IDR	3,428,337,192	12/20/23	8,101
USD	175,091	IDR	2,689,917,198	12/20/23	6,356
USD	172,992	IDR	2,662,000,000	12/20/23	6,009
USD	172,981	IDR	2,662,000,000	12/20/23	5,997
USD	135,690	IDR	2,088,000,000	12/20/23	4,713
USD	135,681	IDR	2,088,000,000	12/20/23	4,704
USD	1,441,101	INR	119,700,000	12/20/23	5,757
USD	2,023,467	INR	169,000,000	12/20/23	(3,041)
USD	3,399,569	INR	284,000,000	12/20/23	(5,925)
USD	5,095,610	INR	425,700,000	12/20/23	(9,034)
USD	6,800,766	INR	568,000,000	12/20/23	(10,222)
USD	8,739,375	INR	730,000,000	12/20/23	(14,184)
USD	26,633,810	PEN	99,163,000	12/20/23	869,780
USD	15,678,155	PEN	58,456,000	12/20/23	490,412
USD	2,832,488	PEN	10,535,722	12/20/23	95,150
USD	735,658	PEN	2,739,000	12/20/23	24,024
USD	3,732,438	PEN	14,283,000	12/20/23	21,501
USD	3,627,356	PEN	13,912,000	12/20/23	12,811
USD	3,548,127	PEN	13,639,000	12/20/23	4,511

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,003,929	PHP	284,000,000	12/20/23	$ 2,966
USD	2,255,292	PHP	128,000,000	12/20/23	1,337
USD	5,847,078	PHP	332,000,000	12/20/23	881
USD	2,624,140	PHP	149,000,000	12/20/23	396
USD	2,781,984	PHP	158,000,000	12/20/23	(242)
USD	6,180,230	PHP	351,000,000	12/20/23	(538)
USD	4,505,535	PHP	256,000,000	12/20/23	(2,375)
USD	10,021,368	PHP	569,404,095	12/20/23	(5,283)
USD	2,246,974	PHP	128,000,000	12/20/23	(6,981)
USD	2,650,267	PHP	151,000,000	12/20/23	(8,696)
USD	5,003,028	PHP	285,000,000	12/20/23	(15,544)
USD	5,879,731	PHP	335,000,000	12/20/23	(19,293)
					$5,179,027
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	7,693,405	USD	8,104,161	Citibank, N.A.	11/3/23	$ 36,554	$ —
EUR	717,469	USD	756,451	HSBC Bank USA, N.A.	11/3/23	2,734	—
USD	987,203	EUR	932,241	Citibank, N.A.	11/3/23	760	—
USD	889,539	EUR	840,382	Goldman Sachs International	11/3/23	296	—
USD	982,088	EUR	932,241	Goldman Sachs International	11/3/23	—	(4,355)
USD	1,825,322	EUR	1,732,276	Standard Chartered Bank	11/3/23	—	(7,672)
USD	1,320,136	EUR	1,243,000	UBS AG	11/3/23	4,865	—
USD	1,265,101	EUR	1,194,089	UBS AG	11/3/23	1,586	—
USD	984,575	EUR	930,022	UBS AG	11/3/23	480	—
USD	2,532,660	GBP	2,086,630	Citibank, N.A.	11/3/23	—	(3,547)
ILS	16,172,159	USD	4,372,358	Bank of America, N.A.	11/13/23	—	(369,707)
USD	3,876,134	ILS	15,258,788	Citibank, N.A.	11/13/23	99,544	—
USD	231,366	ILS	913,371	HSBC Bank USA, N.A.	11/13/23	5,304	—
USD	9,202,097	PEN	35,271,000	Standard Chartered Bank	11/13/23	24,768	—
USD	1,301,599	PKR	402,194,124	Standard Chartered Bank	11/22/23	—	(127,053)
ILS	33,015,949	USD	8,734,378	HSBC Bank USA, N.A.	11/24/23	—	(559,070)
USD	4,165,827	ILS	16,399,195	Standard Chartered Bank	11/24/23	105,109	—
USD	4,209,011	ILS	16,616,754	UBS AG	11/24/23	94,421	—
USD	812,102	PKR	255,000,000	Deutsche Bank AG	11/24/23	—	(93,682)
USD	811,912	PKR	259,000,000	JPMorgan Chase Bank, N.A.	11/27/23	—	(108,059)
USD	771,429	PKR	243,000,000	Standard Chartered Bank	11/27/23	—	(91,711)
USD	750,759	PKR	240,805,876	Standard Chartered Bank	11/27/23	—	(104,587)
UZS	9,849,953,397	USD	836,159	ICBC Standard Bank plc	11/27/23	—	(32,923)
ILS	5,750,101	USD	1,529,482	BNP Paribas	11/28/23	—	(105,420)
ILS	18,277,235	USD	4,806,339	BNP Paribas	11/28/23	—	(279,826)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,222,787	ILS	8,768,548	Citibank, N.A.	11/28/23	$ 51,182	$ —
USD	3,871,119	ILS	15,258,789	JPMorgan Chase Bank, N.A.	11/28/23	92,149	—
TRY	67,603,000	USD	2,348,120	Standard Chartered Bank	12/8/23	—	(28,178)
USD	1,227,316	EUR	1,159,000	BNP Paribas	12/8/23	—	(884)
USD	1,226,550	EUR	1,159,000	Citibank, N.A.	12/8/23	—	(1,649)
USD	3,814,870	EUR	3,606,000	Citibank, N.A.	12/8/23	—	(6,430)
USD	2,725,855	EUR	2,576,000	HSBC Bank USA, N.A.	12/8/23	—	(3,948)
USD	29,516	EUR	27,802	UBS AG	12/8/23	54	—
USD	2,356,307	TRY	67,603,000	Standard Chartered Bank	12/8/23	36,366	—
UZS	20,903,976,000	USD	1,672,318	ICBC Standard Bank plc	12/18/23	—	(27,423)
AUD	15,000,000	USD	9,586,542	BNP Paribas	12/20/23	—	(55,969)
AUD	15,000,000	USD	9,685,185	Citibank, N.A.	12/20/23	—	(154,612)
AUD	23,000,000	USD	14,856,850	Citibank, N.A.	12/20/23	—	(243,304)
AUD	14,181,049	USD	9,163,727	Standard Chartered Bank	12/20/23	—	(153,492)
CAD	37,250,000	USD	27,246,312	Standard Chartered Bank	12/20/23	—	(362,029)
CZK	16,716,882	EUR	678,850	Goldman Sachs International	12/20/23	—	(698)
CZK	86,153,734	EUR	3,503,723	Goldman Sachs International	12/20/23	—	(9,041)
CZK	16,716,882	EUR	679,528	UBS AG	12/20/23	—	(1,417)
CZK	82,552,502	EUR	3,354,702	UBS AG	12/20/23	—	(5,943)
EUR	1,152,552	CZK	28,552,864	Bank of America, N.A.	12/20/23	—	(6,170)
EUR	453,382	CZK	11,228,557	Citibank, N.A.	12/20/23	—	(2,283)
EUR	2,881,799	CZK	71,382,160	Citibank, N.A.	12/20/23	—	(14,979)
EUR	2,519,141	CZK	62,423,555	Standard Chartered Bank	12/20/23	—	(14,146)
EUR	1,152,937	CZK	28,552,864	UBS AG	12/20/23	—	(5,761)
EUR	2,242,353	HUF	879,015,985	BNP Paribas	12/20/23	—	(36,962)
EUR	559,471	HUF	219,409,283	Goldman Sachs International	12/20/23	—	(9,478)
EUR	793,377	HUF	310,240,935	Goldman Sachs International	12/20/23	—	(10,969)
EUR	1,968,291	HUF	769,365,592	Goldman Sachs International	12/20/23	—	(26,355)
EUR	559,490	HUF	219,409,283	HSBC Bank USA, N.A.	12/20/23	—	(9,458)
EUR	793,234	HUF	310,240,935	Standard Chartered Bank	12/20/23	—	(11,121)
EUR	1,983,412	HUF	775,602,339	Standard Chartered Bank	12/20/23	—	(27,454)
EUR	2,241,016	HUF	879,015,985	UBS AG	12/20/23	—	(38,380)
EUR	1,272,679	PLN	5,947,266	BNP Paribas	12/20/23	—	(60,298)
EUR	312,539	PLN	1,460,324	Goldman Sachs International	12/20/23	—	(14,765)
EUR	312,812	PLN	1,460,324	UBS AG	12/20/23	—	(14,475)
EUR	1,249,929	PLN	5,841,295	UBS AG	12/20/23	—	(59,301)
HUF	2,023,645,459	EUR	5,162,282	BNP Paribas	12/20/23	85,092	—
HUF	1,852,360,459	EUR	4,738,949	Goldman Sachs International	12/20/23	63,455	—
HUF	745,069,464	EUR	1,905,360	Goldman Sachs International	12/20/23	26,343	—
HUF	506,452,446	EUR	1,291,402	Goldman Sachs International	12/20/23	21,878	—
HUF	506,452,446	EUR	1,291,446	HSBC Bank USA, N.A.	12/20/23	21,831	—
HUF	1,839,677,690	EUR	4,704,523	Standard Chartered Bank	12/20/23	65,120	—
HUF	745,069,465	EUR	1,905,016	Standard Chartered Bank	12/20/23	26,708	—
HUF	2,023,645,459	EUR	5,159,202	UBS AG	12/20/23	88,358	—
ILS	19,130,546	USD	5,038,186	BNP Paribas	12/20/23	—	(292,533)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	2,066,966,653	USD	14,365,641	Citibank, N.A.	12/20/23	$ —	$ (620,780)
JPY	695,000,000	USD	4,826,513	UBS AG	12/20/23	—	(204,920)
MXN	95,551,375	USD	5,427,788	BNP Paribas	12/20/23	—	(168,846)
MXN	169,704,000	USD	9,781,210	Citibank, N.A.	12/20/23	—	(441,068)
MXN	44,616,000	USD	2,447,172	Goldman Sachs International	12/20/23	8,396	—
MXN	60,802,000	USD	3,339,331	Goldman Sachs International	12/20/23	7,080	—
MXN	44,616,000	USD	2,453,588	Goldman Sachs International	12/20/23	1,981	—
MXN	44,616,000	USD	2,453,797	Goldman Sachs International	12/20/23	1,771	—
MXN	9,796,434	USD	563,427	Goldman Sachs International	12/20/23	—	(24,253)
MXN	16,278,591	USD	937,026	JPMorgan Chase Bank, N.A.	12/20/23	—	(41,088)
MXN	133,850,000	USD	7,347,912	Standard Chartered Bank	12/20/23	18,904	—
MXN	198,220,000	USD	11,429,725	Standard Chartered Bank	12/20/23	—	(520,123)
MXN	201,016,000	USD	11,544,496	UBS AG	12/20/23	—	(481,009)
NZD	374,830	USD	221,936	Citibank, N.A.	12/20/23	—	(3,526)
NZD	14,585,851	USD	8,636,253	Citibank, N.A.	12/20/23	—	(137,191)
NZD	1,049,192	USD	620,148	UBS AG	12/20/23	—	(8,792)
NZD	7,331,398	USD	4,330,957	UBS AG	12/20/23	—	(59,009)
USD	4,383,100	CNH	32,000,000	Citibank, N.A.	12/20/23	10,055	—
USD	6,178,605	CNH	45,000,000	Goldman Sachs International	12/20/23	29,010	—
USD	5,519,416	CNH	40,307,000	Goldman Sachs International	12/20/23	11,155	—
USD	39,297,390	CNH	286,163,200	JPMorgan Chase Bank, N.A.	12/20/23	190,995	—
USD	4,007,750	ILS	15,641,807	BNP Paribas	12/20/23	127,537	—
USD	885,727	ILS	3,488,739	HSBC Bank USA, N.A.	12/20/23	20,287	—
USD	5,187,467	JPY	777,341,125	HSBC Bank USA, N.A.	12/20/23	18,324	—
USD	4,969,796	JPY	744,658,875	HSBC Bank USA, N.A.	12/20/23	17,983	—
USD	1,726,615	MXN	31,307,000	State Street Bank and Trust Company	12/20/23	3,545	—
USD	1,672,827	MXN	30,380,000	State Street Bank and Trust Company	12/20/23	777	—
USD	1,636,610	MXN	29,875,600	State Street Bank and Trust Company	12/20/23	—	(7,679)
USD	873,246	MXN	16,054,000	State Street Bank and Trust Company	12/20/23	—	(10,332)
USD	38,833,171	MXN	690,566,400	UBS AG	12/20/23	825,886	—
USD	27,236,508	NZD	46,000,000	Citibank, N.A.	12/20/23	432,665	—
USD	17,709,261	NZD	30,005,779	UBS AG	12/20/23	225,126	—
USD	117,426	THB	4,090,000	Standard Chartered Bank	12/20/23	3,144	—
USD	3,602,825	UYU	140,432,000	Citibank, N.A.	12/20/23	110,495	—
USD	1,796,108	UYU	70,138,000	Citibank, N.A.	12/20/23	51,882	—
USD	789,860	ZAR	15,074,703	Goldman Sachs International	12/20/23	—	(15,612)
USD	798,793	ZAR	15,245,191	Goldman Sachs International	12/20/23	—	(15,789)
USD	820,912	ZAR	15,702,816	Goldman Sachs International	12/20/23	—	(18,122)
USD	830,196	ZAR	15,880,407	Goldman Sachs International	12/20/23	—	(18,327)
USD	2,725,636	ZAR	52,178,214	Goldman Sachs International	12/20/23	—	(62,354)
USD	2,756,462	ZAR	52,768,325	Goldman Sachs International	12/20/23	—	(63,059)
USD	4,928,540	ZAR	94,549,610	Goldman Sachs International	12/20/23	—	(123,441)
USD	19,366,166	ZAR	371,758,737	Goldman Sachs International	12/20/23	—	(497,673)
USD	789,666	ZAR	15,074,704	HSBC Bank USA, N.A.	12/20/23	—	(15,807)
USD	798,596	ZAR	15,245,191	HSBC Bank USA, N.A.	12/20/23	—	(15,986)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	820,344	ZAR	15,702,816	HSBC Bank USA, N.A.	12/20/23	$ —	$ (18,690)
USD	829,622	ZAR	15,880,407	HSBC Bank USA, N.A.	12/20/23	—	(18,901)
USD	2,211,792	ZAR	42,211,391	HSBC Bank USA, N.A.	12/20/23	—	(43,650)
USD	2,236,807	ZAR	42,688,781	HSBC Bank USA, N.A.	12/20/23	—	(44,143)
USD	2,724,569	ZAR	52,178,215	HSBC Bank USA, N.A.	12/20/23	—	(63,421)
USD	2,755,382	ZAR	52,768,325	HSBC Bank USA, N.A.	12/20/23	—	(64,139)
USD	4,986,256	ZAR	95,659,330	HSBC Bank USA, N.A.	12/20/23	—	(125,020)
USD	19,280,855	ZAR	369,710,385	JPMorgan Chase Bank, N.A.	12/20/23	—	(473,537)
USD	2,199,332	ZAR	41,948,952	UBS AG	12/20/23	—	(42,088)
USD	2,224,205	ZAR	42,423,373	UBS AG	12/20/23	—	(42,564)
USD	332,234	ZMW	6,960,304	JPMorgan Chase Bank, N.A.	12/20/23	18,339	—
ZAR	173,806,466	USD	9,151,321	HSBC Bank USA, N.A.	12/20/23	135,518	—
ZAR	86,903,234	USD	4,608,313	HSBC Bank USA, N.A.	12/20/23	35,107	—
ZAR	178,461,620	USD	9,413,150	Standard Chartered Bank	12/20/23	122,424	—
ZAR	86,903,234	USD	4,610,034	State Street Bank and Trust Company	12/20/23	33,385	—
USD	3,043,492	KES	471,741,325	Standard Chartered Bank	12/21/23	8,680	—
USD	1,376,115	KES	222,932,331	Standard Chartered Bank	12/21/23	—	(58,057)
UZS	14,880,464,000	USD	1,187,113	ICBC Standard Bank plc	12/21/23	8,625	—
UZS	7,410,554,000	USD	593,557	ICBC Standard Bank plc	12/21/23	1,928	—
USD	40,048,383	BRL	197,000,000	BNP Paribas	1/3/24	1,244,412	—
USD	42,731,812	BRL	214,800,000	BNP Paribas	1/3/24	421,696	—
UZS	13,783,766,000	USD	1,098,308	JPMorgan Chase Bank, N.A.	1/10/24	—	(10,903)
HUF	309,903,511	EUR	760,332	BNP Paribas	1/11/24	41,899	—
HUF	944,682,626	EUR	2,350,191	UBS AG	1/11/24	93,257	—
HUF	280,523,130	EUR	691,943	UBS AG	1/11/24	34,005	—
EGP	14,017,368	USD	412,289	Standard Chartered Bank	1/22/24	—	(13,778)
USD	389,263	EGP	14,017,368	Goldman Sachs International	1/22/24	—	(9,248)
UZS	7,490,685,000	USD	593,557	ICBC Standard Bank plc	1/22/24	8,802	—
UZS	1,845,934,481	USD	146,271	ICBC Standard Bank plc	1/22/24	2,169	—
HUF	1,655,088,317	EUR	3,877,901	Barclays Bank PLC	1/30/24	402,250	—
USD	771,000	PKR	231,300,000	Citibank, N.A.	1/31/24	—	(47,248)
USD	936,093	PKR	282,700,000	JPMorgan Chase Bank, N.A.	1/31/24	—	(63,988)
USD	1,337,134	PKR	410,500,000	JPMorgan Chase Bank, N.A.	2/2/24	—	(114,705)
USD	576,797	PKR	176,500,000	Standard Chartered Bank	2/2/24	—	(47,440)
USD	5,209,600	UGX	20,525,823,667	Deutsche Bank AG	2/6/24	—	(141,671)
USD	1,303,523	KZT	640,030,000	ICBC Standard Bank plc	3/14/24	—	(9,072)
USD	2,607,049	KZT	1,280,713,000	ICBC Standard Bank plc	3/14/24	—	(19,480)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	—	(25,607)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(99,354)
TRY	98,212,810	USD	3,145,351	Standard Chartered Bank	3/20/24	—	(80,242)
USD	3,047,224	TRY	98,212,810	Standard Chartered Bank	3/20/24	—	(17,886)
USD	1,424,623	EGP	56,700,000	HSBC Bank USA, N.A.	3/25/24	—	(19,186)
OMR	3,568,000	USD	9,252,872	Standard Chartered Bank	4/8/24	9,047	—
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(257,503)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(30,356)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	$ 13,766	$ —
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(393,377)
USD	3,727,097	EGP	143,046,000	Citibank, N.A.	6/13/24	364,663	—
USD	1,824,935	KZT	921,592,000	ICBC Standard Bank plc	6/18/24	—	(15,520)
NGN	194,367,272	USD	228,667	JPMorgan Chase Bank, N.A.	6/20/24	—	(43,713)
NGN	1,020,857,426	USD	1,237,403	Societe Generale	6/21/24	—	(266,283)
TRY	48,061,285	USD	1,421,943	Standard Chartered Bank	6/21/24	—	(52,181)
USD	1,368,866	TRY	48,061,285	Standard Chartered Bank	6/21/24	—	(896)
NGN	530,630,105	USD	624,276	Standard Chartered Bank	6/24/24	—	(119,967)
KZT	801,667,000	USD	1,568,053	Societe Generale	6/25/24	30,192	—
USD	1,564,228	KZT	801,667,000	ICBC Standard Bank plc	6/25/24	—	(34,016)
NGN	546,549,008	USD	624,276	Standard Chartered Bank	6/26/24	—	(105,158)
NGN	515,167,294	USD	578,844	Standard Chartered Bank	7/3/24	—	(90,590)
NGN	554,934,742	USD	616,594	Societe Generale	7/8/24	—	(91,459)
OMR	3,571,000	USD	9,258,491	Standard Chartered Bank	7/8/24	3,485	—
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(236,569)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(230,065)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(225,720)
USD	322,732	AMD	128,705,675	Citibank, N.A.	9/6/24	20,104	—
USD	330,137	EGP	14,017,368	Standard Chartered Bank	9/11/24	19,288	—
KZT	1,359,576,031	USD	2,607,049	Citibank, N.A.	9/16/24	52,861	—
KZT	870,689,175	USD	1,668,786	Citibank, N.A.	9/16/24	34,653	—
KZT	680,439,778	USD	1,303,524	Citibank, N.A.	9/16/24	27,706	—
KZT	679,788,016	USD	1,303,524	Citibank, N.A.	9/16/24	26,431	—
USD	448,066	AMD	182,027,000	Citibank, N.A.	9/16/24	20,722	—
USD	2,607,048	KZT	1,323,077,000	Citibank, N.A.	9/16/24	18,546	—
USD	1,303,525	KZT	666,427,000	Citibank, N.A.	9/16/24	—	(291)
USD	3,128,459	KZT	1,600,989,000	Citibank, N.A.	9/16/24	—	(3,758)
USD	4,863,288	EGP	196,720,000	Citibank, N.A.	9/17/24	513,760	—
USD	1,303,524	KZT	676,529,000	Citibank, N.A.	9/19/24	—	(19,205)
TRY	238,255,000	USD	6,505,113	Standard Chartered Bank	9/20/24	—	(289,886)
USD	6,220,500	TRY	238,255,000	Standard Chartered Bank	9/20/24	5,273	—
TRY	64,768,000	USD	1,744,137	Standard Chartered Bank	9/23/24	—	(59,440)
USD	1,689,161	TRY	64,768,000	Standard Chartered Bank	9/23/24	4,464	—
USD	1,328,169	KZT	691,976,000	Bank of America, N.A.	9/30/24	—	(21,584)
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(96,712)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(13,452)
						$6,849,412	$(11,584,022)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	104	Long	11/30/23	$ 8,842,080	$ (266,159)
Equity Futures
Hang Seng Index	20	Long	11/29/23	2,192,833	13,478
Nikkei 225 Index	47	Long	12/7/23	7,373,125	(292,575)
Euro Stoxx 50 Index	(380)	Short	12/15/23	(16,408,060)	710,416
IFSC Nifty 50 Index	(354)	Short	11/30/23	(13,567,404)	140,701
SPI 200 Index	(44)	Short	12/21/23	(4,752,532)	330,133
Interest Rate Futures
Long Gilt	209	Long	12/27/23	23,665,333	(381,327)
U.S. Ultra-Long Treasury Bond	184	Long	12/19/23	20,711,500	(2,454,551)
Euro-Bobl	(430)	Short	12/7/23	(52,909,987)	299,654
Euro-Bund	(261)	Short	12/7/23	(35,622,417)	588,708
Euro-Buxl	(114)	Short	12/7/23	(14,525,474)	1,226,526
Japan 10-Year Bond	(48)	Short	12/13/23	(45,522,019)	696,685
U.S. 2-Year Treasury Note	(76)	Short	12/29/23	(15,384,063)	75,406
U.S. 5-Year Treasury Note	(752)	Short	12/29/23	(78,566,375)	646,467
U.S. 10-Year Treasury Note	(489)	Short	12/19/23	(51,918,047)	1,764,982
U.S. Long Treasury Bond	(79)	Short	12/19/23	(8,645,563)	725,491
					$ 3,824,035
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 811,341
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	811,341
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	810,645
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	883,463
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(952,234)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(952,234)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(954,166)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (1,080,750)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(42,411)
EUR	10,200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	134,200
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,263,403)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(450,836)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,061,350
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	524,684
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	622,930
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	206,687
							$ 170,607
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	574,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	$ (347,418)	$ —	$ (347,418)
BRL	96,600	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.40% (pays upon termination)	1/2/25	(203,150)	—	(203,150)
BRL	96,600	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.50% (pays upon termination)	1/2/25	(180,288)	—	(180,288)
BRL	94,493	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(174,262)	—	(174,262)
BRL	98,707	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(181,440)	—	(181,440)
BRL	427,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.96% (pays upon termination)	1/2/25	(243,869)	—	(243,869)
CLP	16,042,220	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	663,811	5,028	668,839

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	5,387,780	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	$ 248,806	$ —	$ 248,806
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	465,898	—	465,898
CLP	4,643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	416,021	—	416,021
CNY	62,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.41% (pays quarterly)	12/20/28	(1,089)	—	(1,089)
CNY	82,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.41% (pays quarterly)	12/20/28	(1,441)	—	(1,441)
CNY	40,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.42% (pays quarterly)	12/20/28	135	—	135
CNY	82,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.42% (pays quarterly)	12/20/28	1,749	—	1,749
CNY	40,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	3,966	—	3,966
CNY	122,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	12,470	—	12,470
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	2,459	—	2,459
CNY	17,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	2,296	—	2,296
CNY	52,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	7,645	—	7,645
CNY	39,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	6,013	—	6,013
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/20/28	2,744	—	2,744
CNY	36,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	12/20/28	9,602	—	9,602
CNY	36,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	10,679	—	10,679
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	14,696	—	14,696
CNY	30,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	9,977	—	9,977

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	$ 1,679,210	$ —	$ 1,679,210
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(832,102)	—	(832,102)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,267,302)	—	(1,267,302)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,651,035)	—	(1,651,035)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(793,435)	—	(793,435)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	225,390	—	225,390
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	220,700	—	220,700
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	77,956	—	77,956
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	428,409	—	428,409
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	245,759	—	245,759
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	73,597	—	73,597
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	219,812	—	219,812
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(239,634)	—	(239,634)
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	503,018	—	503,018
COP	34,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	497,580	—	497,580
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(3,561)	(52)	(3,613)
CZK	223,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	(150,776)	—	(150,776)
CZK	60,931	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(128,393)	—	(128,393)
CZK	121,861	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(250,727)	—	(250,727)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	183,208	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	$ (372,198)	$ —	$ (372,198)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(26,541)	—	(26,541)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	44,479	(36)	44,443
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	(51,254)	—	(51,254)
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	(6,866)	—	(6,866)
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	(26,040)	—	(26,040)
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	(2,310)	—	(2,310)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	(889)	—	(889)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	(8,060)	—	(8,060)
GBP	5,154	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	8,761	—	8,761
GBP	10,164	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	(43,725)	—	(43,725)
GBP	5,082	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	31,005	—	31,005
INR	1,123,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	18,653	—	18,653
INR	694,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	11,906	—	11,906
INR	2,679,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	58,832	—	58,832
INR	3,812,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	84,963	—	84,963
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	123,753	—	123,753
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	99,752	—	99,752
JPY	564,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	41,549	—	41,549
JPY	16,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	3,094	—	3,094
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	4,047	—	4,047
JPY	13,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	2,464	—	2,464

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	2,590,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	$ 470,385	$ —	$ 470,385
JPY	1,054,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	160,543	—	160,543
JPY	649,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	34,441	—	34,441
JPY	173,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	114,822	—	114,822
JPY	155,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	101,914	—	101,914
JPY	165,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	107,013	—	107,013
JPY	512,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	331,228	—	331,228
JPY	474,500	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	302,070	—	302,070
JPY	472,700	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	299,040	—	299,040
JPY	112,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.33% (pays annually)	9/20/53	71,491	—	71,491
KRW	5,242,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(86,715)	—	(86,715)
KRW	5,241,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	(80,735)	—	(80,735)
KRW	5,422,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	(82,642)	—	(82,642)
KRW	1,961,584	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(106,783)	—	(106,783)
KRW	11,880,785	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(591,339)	—	(591,339)
KRW	2,192,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(106,560)	—	(106,560)
KRW	2,103,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(98,864)	—	(98,864)
KRW	3,373,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(175,447)	—	(175,447)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	2,448,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	$ (125,031)	$ —	$ (125,031)
KRW	613,331	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(31,133)	—	(31,133)
KRW	3,264,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(161,181)	—	(161,181)
KRW	3,264,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(159,543)	—	(159,543)
KRW	2,915,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(131,059)	—	(131,059)
KRW	2,976,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(112,340)	—	(112,340)
KRW	6,013,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(212,843)	—	(212,843)
KRW	2,770,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(97,876)	—	(97,876)
KRW	2,369,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(83,113)	—	(83,113)
KRW	2,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	(93,166)	—	(93,166)
KRW	2,745,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	(20,021)	—	(20,021)
KRW	5,431,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	(35,594)	—	(35,594)
MXN	1,020,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.33% (pays monthly)	10/7/24	(57,014)	—	(57,014)
MXN	1,911,130	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.24% (pays monthly)	10/9/24	(190,245)	—	(190,245)
MXN	728,980	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.25% (pays monthly)	10/10/24	(70,277)	—	(70,277)
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	377,741	—	377,741
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	1,197,856	—	1,197,856
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	263,337	—	263,337
PLN	22,700	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(289,763)	—	(289,763)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	26,000	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	$ (462,230)	$ —	$ (462,230)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(537,442)	—	(537,442)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(536,533)	—	(536,533)
USD	4,500	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(103,838)	—	(103,838)
USD	4,500	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(103,338)	—	(103,338)
USD	12,600	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	(350,722)	—	(350,722)
Total						$(2,065,655)	$4,940	$(2,060,715)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 38,800	1.00% (pays quarterly)(1)	2.20%	12/20/28	$ (1,998,708)	$ 2,171,405	$ 172,697
Total	$38,800				$(1,998,708)	$2,171,405	$172,697
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 8,750	1.00% (pays quarterly)(1)	12/20/28	$ (342,035)	$ 331,093	$ (10,942)
China	61,250	1.00% (pays quarterly)(1)	12/20/28	(571,508)	602,456	30,948
Finland	9,100	0.25% (pays quarterly)(1)	12/20/28	(12,651)	4,159	(8,492)
France	41,000	0.25% (pays quarterly)(1)	12/20/28	45,856	(37,459)	8,397
Germany	40,250	0.25% (pays quarterly)(1)	12/20/28	(87,682)	101,449	13,767
Hungary	9,250	1.00% (pays quarterly)(1)	12/20/28	231,785	(242,815)	(11,030)
India	9,000	1.00% (pays quarterly)(1)	12/20/28	(173,678)	157,949	(15,729)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$134,000	1.00% (pays quarterly)(1)	12/20/28	$ (2,339,471)	$ 3,078,618	$ 739,147
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(11,743)	(50,312)	(62,055)
Markit CDX Emerging Markets Index (CDX.EM.40.V1)	42,400	1.00% (pays quarterly)(1)	12/20/28	2,269,104	(2,342,947)	(73,843)
Markit CDX North America High Yield Index (CDX.NA.HY.41.V2)	48,600	5.00% (pays quarterly)(1)	12/20/28	(47,660)	156,697	109,037
Philippines	40,800	1.00% (pays quarterly)(1)	12/20/28	(244,674)	352,696	108,022
Poland	37,800	1.00% (pays quarterly)(1)	12/20/28	(588,995)	482,676	(106,319)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(26,587)	11,831	(14,756)
Qatar	8,300	1.00% (pays quarterly)(1)	12/20/28	(164,299)	234,738	70,439
Romania	9,820	1.00% (pays quarterly)(1)	12/20/28	280,207	(299,791)	(19,584)
Saudi	39,300	1.00% (pays quarterly)(1)	12/20/28	(628,001)	902,860	274,859
Saudi	28,800	1.00% (pays quarterly)(1)	12/20/33	(82,761)	411,845	329,084
South Africa	155,820	1.00% (pays quarterly)(1)	12/20/28	11,603,220	(11,116,951)	486,269
South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	2,111,395	(1,936,867)	174,528
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,355,547	(1,125,498)	230,049
Spain	56,300	1.00% (pays quarterly)(1)	12/20/28	(1,218,845)	1,235,640	16,795
Turkey	7,797	1.00% (pays quarterly)(1)	12/20/28	939,131	(973,757)	(34,626)
United Kingdom	40,000	1.00% (pays quarterly)(1)	12/20/28	(1,289,115)	1,277,456	(11,659)
Total				$11,006,540	$ (8,784,234)	$2,222,306
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Bank of America, N.A.	$ 6,500	1.00% (pays quarterly)(1)	2.34%	12/20/23	$ (4,365)	$ 6,601	$ 2,236
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.68	6/20/24	28,953	(17,274)	11,679
Total		$15,600				$24,588	$ (10,673)	$13,915

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 9,250	1.00% (pays quarterly)(1)	12/20/28	$ (295,522)	$ 282,993	$ (12,529)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(28,934)	(12,678)	(41,612)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(43,595)	(19,119)	(62,714)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(8,038)	(170)	(8,208)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(22,839)	235	(22,604)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(71,103)	2,925	(68,178)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(144,830)	(204,434)	(349,264)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,236,043	(1,180,673)	55,370
Sweden	Citibank, N.A.	19,250	0.25% (pays quarterly)(1)	12/20/28	(74,221)	70,648	(3,573)
Total					$ 546,961	$ (1,060,273)	$ (513,312)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $54,400,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	146,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	$ (3,541)
BNP Paribas	USD	55,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	23,710

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	30,250	Positive Return on KOSPI 200 Index Futures 12/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 12/2023 (pays upon termination)	12/14/23	$ (652,560)
						$(632,391)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	1/13/33	$ 464,805
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(102,481)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(371,144)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	(35,364)
				$ (44,184)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

LIBOR	– London Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso

CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol

PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,585,345,832)	$ 1,484,838,491
Affiliated investments, at value (identified cost $283,898,491)	283,898,491
Cash	6,311,315
Deposits for derivatives collateral:
Futures contracts	574
Centrally cleared derivatives	76,260,059
OTC derivatives	1,320,000
Cash collateral for securities sold short	17,965,996
Foreign currency, at value (identified cost $26,096,709)	25,892,803
Interest and dividends receivable	18,993,566
Dividends receivable from affiliated investments	1,211,576
Receivable for investments sold	1,286,876
Receivable for variation margin on open futures contracts	11,506
Receivable for variation margin on open centrally cleared derivatives	1,097,668
Receivable for open forward foreign currency exchange contracts	6,849,412
Receivable for open swap contracts	557,800
Upfront payments on open non-centrally cleared swap contracts	1,434,348
Tax reclaims receivable	21,992
Trustees' deferred compensation plan	256,315
Total assets	$1,928,208,788
Liabilities
Cash collateral due to brokers	$ 1,320,000
Payable for reverse repurchase agreements, including accrued interest of $59,613	18,951,793
Written options outstanding, at value (premiums received $145,736)	87,249
Payable for investments purchased	6,140,861
Payable for securities sold short, at value (proceeds $96,326,671)	91,193,005
Payable for open forward foreign currency exchange contracts	11,584,022
Payable for open swap contracts	1,733,772
Payable for closed swap contracts	1,201,592
Upfront receipts on open non-centrally cleared swap contracts	363,402
Payable to affiliates:
Investment adviser fee	863,351
Trustees' fees	9,223
Trustees' deferred compensation plan	256,315
Interest payable on securities sold short	1,727,925
Accrued foreign capital gains taxes	3,047
Accrued expenses and other liabilities	636,780
Total liabilities	$ 136,072,337
Net Assets applicable to investors' interest in Portfolio	$1,792,136,451

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $104,156)	$ 1,961,187
Dividend income from affiliated investments	8,394,652
Interest and other income (net of foreign taxes withheld of $1,217,757)	121,389,075
Total investment income	$ 131,744,914
Expenses
Investment adviser fee	$ 10,641,313
Trustees’ fees and expenses	108,500
Custodian fee	732,730
Legal and accounting services	328,989
Interest expense and fees	1,015,430
Interest and dividend expense on securities sold short	5,637,237
Miscellaneous	85,930
Total expenses	$ 18,550,129
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 245,091
Total expense reductions	$ 245,091
Net expenses	$ 18,305,038
Net investment income	$ 113,439,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $267,910)	$ (187,450,530)
Written options	920
Securities sold short	(769,825)
Futures contracts	17,099,665
Swap contracts	(12,239,645)
Foreign currency transactions	(7,268,536)
Forward foreign currency exchange contracts	3,519,479
Non-deliverable bond forward contracts	6,414,099
Net realized loss	$(180,694,373)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,047)	$ 285,303,491
Written options	58,487
Securities sold short	2,271,798
Futures contracts	(19,741,273)
Swap contracts	(18,489,493)
Foreign currency	2,248,951
Forward foreign currency exchange contracts	(20,545,732)
Non-deliverable bond forward contracts	(972,046)
Net change in unrealized appreciation (depreciation)	$ 230,134,183
Net realized and unrealized gain	$ 49,439,810
Net increase in net assets from operations	$ 162,879,686

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 113,439,876	$ 119,196,721
Net realized gain (loss)	(180,694,373)	111,414,187
Net change in unrealized appreciation (depreciation)	230,134,183	(321,533,185)
Net increase (decrease) in net assets from operations	$ 162,879,686	$ (90,922,277)
Capital transactions:
Contributions	$ 98,428,362	$ 115,421,518
Withdrawals	(324,965,141)	(732,569,582)
Net decrease in net assets from capital transactions	$ (226,536,779)	$ (617,148,064)
Net decrease in net assets	$ (63,657,093)	$ (708,070,341)
Net Assets
At beginning of year	$ 1,855,793,544	$ 2,563,863,885
At end of year	$1,792,136,451	$1,855,793,544

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2023
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.01% (2)	0.73% (2)	0.70%	0.66%	0.65%
Net investment income	6.26%	5.49%	4.60%	4.53%	5.41%
Portfolio Turnover	96%	81%	88%	81%	61%
Total Return	9.29%	(3.93)%	4.52%	4.03%	6.56%
Net assets, end of year (000’s omitted)	$1,792,136	$1,855,794	$2,563,864	$3,165,729	$3,559,727
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2023 and 2022, respectively).

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2023 were $12,463,374 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on credit default swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s consolidated financial statements for such outstanding reclaims.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instruments may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instruments underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of

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October 31, 2023
Notes to Consolidated Financial Statements — continued

the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the

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October 31, 2023
Notes to Consolidated Financial Statements — continued

counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $10,641,313 or 0.59% of the Portfolio’s consolidated average daily net assets.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $245,091 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 1,107,751,761	$ 1,326,529,017
U.S. Government and Agency Securities	221,012,931	158,390,970
	$1,328,764,692	$1,484,919,987
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,935,429,664
Gross unrealized appreciation	$ 33,614,311
Gross unrealized depreciation	(292,269,435)
Net unrealized depreciation	$ (258,655,124)

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October 31, 2023
Notes to Consolidated Financial Statements — continued

5  Restricted Securities
At October 31, 2023, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of  the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 5,206,235
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	15,233
Sussex Capital, Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	439,382
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	3,896,014	6,031,506
Total Restricted Securities			$9,900,000	$11,692,356
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Consolidated Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: During the year ended October 31, 2023, the Portfolio entered into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended October 31, 2023, the Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $13,529,808. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $13,267,172 at October 31, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$ 332,156	$ —	$ 332,156
Not applicable	—	18,836,245*	1,194,728*	5,766,460*	22,306,097*	48,103,530
Receivable for open forward foreign currency exchange contracts	—	—	—	6,849,412	—	6,849,412
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	23,710	1,264,996	—	—	464,805	1,753,511
Total Asset Derivatives	$ 23,710	$ 20,101,241	$1,194,728	$ 12,948,028	$ 22,770,902	$ 57,038,609
Derivatives not subject to master netting or similar agreements	$ —	$ 18,836,245	$1,194,728	$ 5,766,460	$ 22,306,097	$ 48,103,530
Total Asset Derivatives subject to master netting or similar agreements	$ 23,710	$ 1,264,996	$ —	$ 7,181,568	$ 464,805	$ 8,935,079
Written options outstanding, at value	$ —	$ —	$ —	$ (87,249)	$ —	$ (87,249)
Not applicable	(266,159)*	(9,828,413)*	(292,575)*	(587,433)*	(21,013,104)*	(31,987,684)
Payable for open forward foreign currency exchange contracts	—	—	—	(11,584,022)	—	(11,584,022)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(3,541)	(693,447)	(652,560)	—	(508,989)	(1,858,537)
Total Liability Derivatives	$(269,700)	$(10,521,860)	$ (945,135)	$(12,258,704)	$(21,522,093)	$(45,517,492)
Derivatives not subject to master netting or similar agreements	$(266,159)	$ (9,828,413)	$ (292,575)	$ (587,433)	$(21,013,104)	$(31,987,684)
Total Liability Derivatives subject to master netting or similar agreements	$ (3,541)	$ (693,447)	$ (652,560)	$(11,671,271)	$ (508,989)	$(13,529,808)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$ 988,235	$ (249,190)	$ —	$ (520,000)	$ 219,045	$ 520,000
BNP Paribas	1,944,346	(1,724,071)	—	(220,275)	—	270,000
Citibank, N.A.	1,872,583	(1,872,583)	—	—	—	—
Goldman Sachs International	1,647,337	(1,518,823)	—	(128,514)	—	530,000

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October 31, 2023
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
HSBC Bank USA, N.A.	$ 257,088	$ (257,088)	$ —	$ —	$ —	$ —
ICBC Standard Bank plc	21,524	(21,524)	—	—	—	—
JPMorgan Chase Bank, N.A.	301,483	(301,483)	—	—	—	—
Societe Generale	30,192	(30,192)	—	—	—	—
Standard Chartered Bank	466,546	(466,546)	—	—	—	—
State Street Bank and Trust Company	37,707	(18,011)	—	—	19,696	—
UBS AG	1,368,038	(963,659)	(404,379)	—	—	—
	$8,935,079	$(7,423,170)	$(404,379)	$(868,789)	$238,741	$1,320,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (401,826)	$ —	$ 392,110	$ —	$ (9,716)	$ —
Barclays Bank PLC	(249,190)	249,190	—	—	—	—
BNP Paribas	(1,724,071)	1,724,071	—	—	—	—
Citibank, N.A.	(2,426,652)	1,872,583	554,069	—	—	—
Deutsche Bank AG	(235,353)	—	198,153	—	(37,200)	—
Goldman Sachs International	(1,518,823)	1,518,823	—	—	—	—
HSBC Bank USA, N.A.	(1,001,419)	257,088	744,331	—	—	—
ICBC Standard Bank plc	(138,434)	21,524	—	—	(116,910)	—
JPMorgan Chase Bank, N.A.	(1,151,515)	301,483	630,306	—	(219,726)	—
Nomura International PLC	(71,103)	—	71,103	—	—	—
Societe Generale	(357,742)	30,192	327,550	—	—	—
Standard Chartered Bank	(3,272,010)	466,546	2,805,464	—	—	—
State Street Bank and Trust Company	(18,011)	18,011	—	—	—	—
UBS AG	(963,659)	963,659	—	—	—	—
	$(13,529,808)	$7,423,170	$5,723,086	$ —	$(383,552)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,320,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2023 is included at Note 8.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2023 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ 1,289,677	$ (2,099,103)	$ (809,426)
Written options	—	—	—	920	—	920
Futures contracts	1,483,967	—	(2,008,338)	—	17,624,036	17,099,665
Swap contracts	797,411	(21,098,425)	(3,084,061)	215,214	10,930,216	(12,239,645)
Forward foreign currency exchange contracts	—	—	—	3,519,479	—	3,519,479
Non-deliverable bond forward contracts	—	—	—	—	6,414,099	6,414,099
Total	$ 2,281,378	$(21,098,425)	$(5,092,399)	$ 5,025,290	$ 32,869,248	$ 13,985,092
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ (77,671)	$ 1,284,282	$ 1,206,611
Written options	—	—	—	58,487	—	58,487
Futures contracts	(4,314,200)	—	1,236,258	—	(16,663,331)	(19,741,273)
Swap contracts	20,169	2,282,027	(652,560)	—	(20,139,129)	(18,489,493)
Forward foreign currency exchange contracts	—	—	—	(20,545,732)	—	(20,545,732)
Non-deliverable bond forward contracts	—	—	—	—	(972,046)	(972,046)
Total	$(4,294,031)	$ 2,282,027	$ 583,698	$(20,564,916)	$(36,490,224)	$(58,483,446)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$51,334,000	$393,733,000	$1,711,174,000	$67,834,000	$21,538,000
Purchased Call Options	Swap Contracts
$166,277,000	$2,672,895,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately $46,079,000 and $34,948,000, respectively.

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/29/23	On Demand(1)	5.65%	$ 8,948,568	$ 8,987,892
Barclays Bank PLC	10/16/23	On Demand(1)	5.65	9,943,612	9,963,901
Total				$18,892,180	$18,951,793
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2023, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2023, the average borrowings under settled reverse repurchase agreements and the net average interest rate paid (received) were approximately $3,123,000 and (0.12)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2023.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2023.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$ 13,841,572	$ —	$ (13,237,596)	$ 603,976
Barclays Bank PLC	48,807,335	(18,951,793)	(29,855,542)	—
JPMorgan Chase Bank, N.A.	6,733,077	—	(6,362,162)	370,915
Nomura International PLC	18,372,048	—	(17,358,143)	1,013,905
	$87,754,032	$(18,951,793)	$(66,813,443)	$1,988,796

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(18,951,793)	$18,951,793	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $283,898,491, which represents 15.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$205,847,417	$1,364,069,549	$(1,286,018,475)	$ —	$ —	$283,898,491	$8,394,652	283,898,491
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 65,676,000	$ —	$ 65,676,000
Common Stocks	511,978	49,130,281*	572,723	50,214,982
Convertible Bonds	—	2,647,072	—	2,647,072
Foreign Corporate Bonds	—	41,012,302	0	41,012,302
Loan Participation Notes	—	—	21,688,264	21,688,264
Reinsurance Side Cars	—	—	15,481,804	15,481,804
Senior Floating-Rate Loans	—	15,652,203	278,045	15,930,248
Sovereign Government Bonds	—	693,899,242	—	693,899,242
Sovereign Loans	—	58,390,915	—	58,390,915
U.S. Government Agency Mortgage-Backed Securities	—	30,071,239	—	30,071,239
U.S. Government Guaranteed Small Business Administration Loans	—	8,342,999	—	8,342,999

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 113,088,667	$ —	$ 113,088,667
Warrants	76,770	—	—	76,770
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	283,898,491	—	—	283,898,491
Repurchase Agreements	—	87,754,032	—	87,754,032
Sovereign Government Securities	—	86,290,462	—	86,290,462
U.S. Treasury Obligations	—	193,941,337	—	193,941,337
Purchased Currency Options	—	332,156	—	332,156
Total Investments	$ 284,487,239	$ 1,446,228,907	$ 38,020,836	$ 1,768,736,982
Forward Foreign Currency Exchange Contracts	$ —	$ 12,615,872	$ —	$ 12,615,872
Futures Contracts	6,164,620	1,054,027	—	7,218,647
Swap Contracts	—	36,871,934	—	36,871,934
Total	$ 290,651,859	$ 1,496,770,740	$ 38,020,836	$ 1,825,443,435
Liability Description
Securities Sold Short	$ —	$ (91,193,005)	$ —	$ (91,193,005)
Written Currency Options	—	(87,249)	—	(87,249)
Forward Foreign Currency Exchange Contracts	—	(12,171,455)	—	(12,171,455)
Futures Contracts	(3,394,612)	—	—	(3,394,612)
Swap Contracts	—	(29,864,176)	—	(29,864,176)
Total	$ (3,394,612)	$ (133,315,885)	$ —	$ (136,710,497)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$327,036	$ 0	$ 41,080,024	$11,925,129	$ 425,756	$ 52,679,548	$ 4,103,850	$110,541,343
Realized gains (losses)	—	—	(3,934,929)	—	43,288	—	—	(3,891,641)
Change in net unrealized appreciation (depreciation)	245,687	—	1,523,089	3,774,753	(144,271)	—	—	5,399,258
Cost of purchases	—	—	10,216,259	4,403,987	—	—	—	14,620,246
Proceeds from sales, including return of capital	—	—	(27,333,227)	(4,622,065)	(92,675)	—	—	(32,047,967)
Accrued discount (premium)	—	—	137,048	—	45,947	—	—	182,995
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(52,679,548)	(4,103,850)	(56,783,398)
Balance as of October 31, 2023	$572,723	$ 0	$ 21,688,264	$15,481,804	$ 278,045	$ —	$ —	$ 38,020,836
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$245,687	$ —	$ (1,735,609)	$ 3,459,545	$(181,112)	$ —	$ —	$ 1,788,511
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at October 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 572,723	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	21,688,264	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.46% - 9.79%**	Decrease
Senior Floating-Rate Loans	278,045	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 7.42% based on relative principal amounts.

Global Macro Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

Global Macro Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio"), including the consolidated portfolio of investments, as of October 31, 2023, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory  agreements1 for each of the Eaton Vance Funds for an additional one-year period.  The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees.  Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee.  Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”).  (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives.  The Board also received information regarding risk management techniques employed in connection with the management of the funds.  The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters.  In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees.  The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor.  The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement.  In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

“Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement.  Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel.  The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities.  The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities.  The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad.  The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals.  In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.  The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.  The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser.  The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.  The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services.  The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index.  The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.  In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period.  The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period.  The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”).  As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.  The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments.  The

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board.  The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.  The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group.  The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds.  The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases.  Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser.  The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021)..
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987- 1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Global
Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant not has amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$143,733	$148,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,000	$0
All Other Fees(3)	$0	$6,817

Total	$152,733	$155,717

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$9,000	$6,817
Eaton Vance(1)	$52,836	$0

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023